UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2008

Date of reporting period:  May 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments
PMC Large Cap Growth Fund
May 31, 2008 ( Unaudited)

	Shares	Value
COMMON STOCKS - 97.07%
Aerospace & Defense - 2.62%
Boeing Co.	2,835	$234,653
Honeywell International, Inc.	1,750	104,335
Precision Castparts Corp.	302	36,482
Raytheon Co.	1,750	111,755
Rockwell Collins, Inc.	1,050	64,438
Total Aerospace & Defense		551,663

Air Freight & Logistics - 0.30%
FedEx Corp.	683	62,638
Auto Components - 0.25%
Wabco Holdings, Inc.	1,000	52,260
Beverages - 1.99%
The Coca-Cola Co.	2,600	148,876
PepsiCo, Inc.	3,950	269,785
Total Beverages		418,661

Biotechnology - 2.19%
Amgen, Inc. (a)	2,900	127,687
Celgene Corp. (a)	1,750	106,505
Genentech, Inc. (a)	1,050	74,413
Gilead Sciences, Inc. (a)	2,740	151,577
Total Biotechnology		460,182

Building Products - 0.27%
Lennox International, Inc.	1,750	56,385
Capital Markets - 1.72%
The Charles Schwab Corp.	8,152	180,811
The Goldman Sachs Group, Inc.	229	40,398
Investment Technology Group, Inc. (a)	1,150	48,415
Janus Capital Group, Inc.	3,157	91,553
Total Capital Markets		361,177

Chemicals - 2.87%
Celanese Corp.	1,900	92,530
Cf Industries Holdings, Inc.	350	47,915
E.I. du Pont de Nemours & Co.	1,400	67,074
Monsanto Co.	2,805	357,357
Potash Corp of Saskatchewan	198	39,416
Total Chemicals		604,292

Commercial Services & Supplies - 1.70%
DeVry, Inc.	1,998	113,986
Waste Management, Inc.	4,347	164,882
Watson Wyatt Worldwide, Inc.	1,350	79,069
Total Commercial Services & Supplies		357,937

Communications Equipment - 4.74%
Cisco Systems, Inc. (a)	18,606	497,152
Harris Corp.	1,050	69,069
Juniper Networks, Inc. (a)	2,595	71,415
Nokia OYJ - ADR	1,850	52,540
QUALCOMM, Inc.	6,309	306,239
Total Communications Equipment		996,415

Computers & Peripherals - 6.16%
Apple Computer, Inc. (a)	3,096	584,370
EMC Corp. (a)	12,283	214,216
Hewlett-Packard Co.	4,500	211,770
International Business Machines Corp.	2,200	284,746
Total Computers & Peripherals		1,295,102

Construction & Engineering - 1.76%
Fluor Corp.	950	177,222
Jacobs Engineering Group, Inc. (a)	1,150	108,997
McDermott International, Inc. (a)	1,350	83,741
Total Construction & Engineering		369,960

Consumer Finance - 0.47%
American Express Co.	2,150	99,652
Containers & Packaging - 0.23%
Pactiv Corp. (a)	2,000	49,260
Diversified Financial Services - 1.43%
IntercontinentalExchange, Inc. (a)	550	76,010
J.P. Morgan Chase & Co.	2,060	88,580
Nasdaq Stock Market, Inc. (a)	1,800	63,054
Nyse Euronext	1,150	73,508
Total Diversified Financial Services		301,152

Diversified Telecommunication Services - 0.69%
Verizon Communications, Inc.	3,779	145,378
Electrical Equipment - 1.15%
Emerson Electric Co.	2,900	168,722
Woodward Governor Co.	1,800	72,486
Total Electrical Equipment		241,208

Electronic Equipment & Instruments - 1.30%
Agilent Technologies, Inc. (a)	5,548	207,440
Dolby Laboratories, Inc. (a)	1,350	64,813
Total Electronic Equipment & Instruments		272,253

Energy Equipment & Services - 3.67%
ENSCO International, Inc.	1,500	107,745
FMC Technologies, Inc. (a)	900	64,665
Halliburton Co.	3,208	155,845
Nabors Industries Ltd. (a)	1,875	78,825
National-Oilwell, Inc. (a)	1,500	124,980
Noble Corp.	1,700	107,338
Schlumberger Ltd.	882	89,197
Transocean Inc. (a)	291	43,705
Total Energy Equipment & Services		772,300

Food & Staples Retailing - 3.50%
Costco Wholesale Corp.	2,250	160,470
CVS Corp.	3,100	132,649
Wal-Mart Stores, Inc.	6,085	351,348
Whole Foods Market, Inc.	3,173	92,017
Total Food & Staples Retailing		736,484

Food Products - 1.13%
Dean Foods Co. (a)	5,128	111,534
Kraft Foods, Inc.	3,884	126,152
Total Food Products		237,686

Health Care Equipment & Supplies - 1.77%
Becton, Dickinson & Co.	1,400	118,230
Kinetic Concepts, Inc. (a)	1,200	52,116
Medtronic, Inc.	2,400	121,608
Zimmer Holdings, Inc. (a)	1,100	80,080
Total Health Care Equipment & Supplies		372,034

Health Care Providers & Services - 3.25%
Aetna, Inc.	1,350	63,666
AmerisourceBergen Corp.	1,600	66,128
Cigna Corp.	1,300	52,780
Humana, Inc. (a)	1,050	53,603
Laboratory Corp Of America Holdings (a)	1,899	140,127
Pharmaceutical Product Development, Inc.	4,503	199,078
UnitedHealth Group, Inc.	3,150	107,761
Total Health Care Providers & Services		683,143

Hotels, Restaurants & Leisure - 1.67%
International Game Technology	1,891	67,433
McDonald's Corp.	3,000	177,960
Starbucks Corp. (a)	2,569	46,730
Wynn Resorts Ltd.	600	60,018
Total Hotels, Restaurants & Leisure		352,141

Household Products - 1.09%
Kimberly-Clark Corp.	1,000	63,800
Procter & Gamble Co.	2,487	164,266
Total Household Products		228,066

Industrial Conglomerates - 0.46%
General Electric Co.	3,166	97,260
Insurance - 2.24%
Aflac, Inc.	1,850	124,190
Assurant, Inc.	2,730	185,722
UnumProvident Corp.	6,670	160,614
Total Insurance		470,526

Internet & Catalog Retail - 1.19%
Amazon.Com, Inc. (a)	789	64,398
eBay, Inc. (a)	1,543	46,306
Expedia, Inc. (a)	3,000	72,750
Priceline.com, Inc. (a)	500	67,265
Total Internet & Catalog Retail		250,719

Internet Software & Services - 3.09%
Akamai Technologies, Inc. (a)	5,444	212,588
Google, Inc. (a)	746	437,007
Total Internet Software & Services		649,595

IT Services - 2.22%
Accenture Ltd.	3,700	151,034
Cognizant Technology Solutions Corp. (a)	3,300	116,424
Hewitt Associates, Inc. (a)	1,000	39,160
Mastercard, Inc.	450	138,893
Visa, Inc. (a)	245	21,158
Total IT Services		466,669

Leisure Equipment & Products - 0.33%
Hasbro, Inc.	1,900	68,856
Life Sciences Tools & Services - 0.85%
Thermo Electron Corp. (a)	3,023	178,417
Machinery - 2.18%
Danaher Corp.	650	50,817
Deere & Co.	550	44,737
Dover Corp.	2,538	137,255
Flowserve Corp.	500	69,260
Manitowoc Co.	1,100	42,790
Parker Hannifin Corp.	1,350	114,305
Total Machinery		459,164

Marine - 0.38%
Kirby Corp. (a)	1,450	80,707
Media - 2.38%
Discovery Holding Co. (a)	2,643	69,220
News Corp.	3,900	70,005
Omnicom Group	1,977	96,893
The Walt Disney Co.	7,865	264,264
Total Media		500,382

Metals & Mining - 1.93%
Allegheny Technologies, Inc.	1,277	95,775
Freeport-McMoRan Copper & Gold, Inc.	1,879	217,419
Nucor Corp.	1,250	93,500
Total Metals & Mining		406,694

Multiline Retail - 0.81%
Family Dollar Stores, Inc.	4,547	97,306
Nordstrom, Inc.	2,058	71,989
Total Multiline Retail		169,295

Multi-Utilities - 0.32%
Sempra Energy	1,150	66,481
Oil, Gas & Consumable Fuels - 4.82%
ChevronTexaco Corp.	1,150	114,022
ConocoPhillips	1,450	134,995
Exxon Mobil Corp.	5,282	468,830
Marathon Oil Corp.	800	41,112
Ultra Petroleum Corp. (a)	1,679	146,023
Valero Energy Corp.	2,150	109,306
Total Oil, Gas & Consumable Fuels		1,014,288

Personal Products - 1.30%
Avon Products, Inc.	3,233	126,281
The Estee Lauder Cos., Inc.	1,721	81,920
Herbalife Ltd.	1,700	65,518
Total Personal Products		273,719

Pharmaceuticals - 4.49%
Allergan, Inc.	1,720	99,106
Endo Pharmaceuticals Holdings, Inc. (a)	2,450	60,368
Forest Laboratories, Inc. (a)	2,100	75,411
Johnson & Johnson	3,859	257,549
Merck & Co., Inc.	3,908	152,256
Warner Chilcott Limited (a)	2,850	49,533
Wyeth	5,627	250,233
Total Pharmaceuticals		944,456

Real Estate Investment Trusts - 0.31%
ProLogis	1,050	65,026
Road & Rail - 0.89%
CSX Corp.	1,500	103,590
Union Pacific Corp.	1,022	84,121
Total Road & Rail		187,711

Semiconductor & Semiconductor Equipment - 5.59%
Altera Corp.	4,603	106,513
Applied Materials, Inc.	6,550	129,756
Intel Corp.	12,128	281,127
KLA-Tencor Corp.	1,349	62,216
Linear Technology Corp.	1,450	53,317
Marvell Technology Group Ltd. (a)	4,243	73,658
MEMC Electronic Materials, Inc. (a)	1,757	120,636
National Semiconductor Corp.	1,700	35,785
Nvidia Corp. (a)	5,972	147,508
Texas Instruments, Inc.	5,050	164,024
Total Semiconductor & Semiconductor Equipment		1,174,540

Software - 7.69%
Adobe Systems, Inc. (a)	3,749	165,181
Autodesk, Inc. (a)	925	38,073
Ca, Inc.	1,913	50,771
Electronic Arts, Inc. (a)	4,313	216,513
McAfee, Inc. (a)	1,100	39,875
Microsoft Corp.	28,644	811,198
Oracle Corp. (a)	12,891	294,430
Total Software		1,616,041

Specialty Retail - 2.02%
Dick's Sporting Goods, Inc. (a)	1,800	41,670
The Gap Inc.	6,006	109,609
Home Depot, Inc.	4,875	133,380
Limited Brands	4,876	94,497
Weight Watchers International, Inc.	1,100	45,991
Total Specialty Retail		425,147

Textiles, Apparel & Luxury Goods - 1.78%
Coach, Inc. (a)	6,077	220,595
Nike, Inc.	2,250	153,833
Total Textiles, Apparel & Luxury Goods		374,428

Tobacco - 1.58%
Altria Group, Inc.	2,900	64,554
Philip Morris Intl, Inc. (a)	5,092	268,145
Total Tobacco		332,699

Wireless Telecommunication Services - 0.30%
NII Holdings, Inc. (a)	1,250	62,750
TOTAL COMMON STOCKS (Cost $19,409,480)		$20,412,999

INVESTMENT COMPANIES - 0.63%
SPDR Trust Series 1	650	91,228
iShares Russell 1000 Growth Index Fund	681	40,417
TOTAL INVESTMENT COMPANIES (Cost $124,955)		$131,645

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 2.03%
Fidelity Institutional Money Market Funds - Government Portfolio
2.210% (b)	385,750	428,148
TOTAL SHORT TERM INVESTMENTS (Cost $428,148)		$428,148

Total Investments (Cost $19,962,583) - 99.53%		20,972,792
Other Assets in Excess of Liabilities - 0.27%		57,085
TOTAL NET ASSETS - 100.00%		$21,029,877

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Variable Rate

The cost basis of investments for federal income tax purposes at May 31, 2008 was as follows*:

Cost of investments	$19,962,583
Gross unrealized appreciation	1,697,311
Gross unrealized depreciation	(687,102)
Net unrealized appreciation	$1,010,209

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

Schedule of Investments
PMC Large Cap Value Fund
May 31, 2008 ( Unaudited)

	Shares	Value
COMMON STOCKS - 96.79%
Aerospace & Defense - 3.01%
Northrop Grumman Corp.	5,193	$391,864
United Technologies Corp.	2,869	203,814
Total Aerospace & Defense		595,678

Beverages - 3.11%
Coca-Cola Enterprises, Inc.	4,394	88,495
Dr Pepper Snapple Group, Inc. (a)	9,275	233,545
Molson Coors Brewing Co.	5,068	293,944
Total Beverages		615,984

Capital Markets - 5.47%
Ameriprise Financial Inc.	6,065	286,632
Bank Of New York Mellon Corp.	8,466	376,991
Merrill Lynch & Co, Inc.	3,139	137,865
Morgan Stanley	6,338	280,329
Total Capital Markets		1,081,817

Chemicals - 3.08%
E.I. du Pont de Nemours & Co.	5,708	273,470
Praxair, Inc.	3,534	335,942
Total Chemicals		609,412

Commercial Banks - 4.13%
Bank of America Corp.	7,827	266,196
PNC Financial Services Group	4,537	291,502
US Bancorp	7,802	258,949
Total Commercial Banks		816,647

Commercial Services & Supplies - 1.06%
Avery Dennison Corp.	4,085	210,704
Computers & Peripherals - 3.35%
Hewlett-Packard Co.	7,262	341,750
International Business Machines Corp.	2,482	321,245
Total Computers & Peripherals		662,995

Construction & Engineering - 1.18%
Foster Wheeler Ltd. (a)	3,077	234,375
Consumer Finance - 0.72%
Discover Financial Services	8,251	141,505
Containers & Packaging - 3.07%
Owens-Illinois, Inc. (a)	5,764	329,816
Pactiv Corp. (a)	11,241	276,866
Total Containers & Packaging		606,682

Diversified Financial Services - 3.56%
Citigroup, Inc.	12,539	274,479
J.P. Morgan Chase & Co.	9,988	429,484
Total Diversified Financial Services		703,963

Diversified Telecommunication Services - 4.52%
AT&T, Inc.	22,414	894,319
Electric Utilities - 2.99%
Exelon Corp.	4,091	360,008
PG&E Corp.	5,867	232,274
Total Electric Utilities		592,282

Electrical Equipment - 3.03%
ABB Ltd. - ADR (a)	10,106	328,243
General Cable Corp. (a)	3,823	270,668
Total Electrical Equipment		598,911

Energy Equipment & Services - 5.30%
BJ Services Co.	9,049	273,280
Halliburton Co.	9,484	460,733
Tidewater, Inc.	4,607	314,796
Total Energy Equipment & Services		1,048,809

Food & Staples Retailing - 1.66%
Wal-Mart Stores, Inc.	5,675	327,674
Food Products - 2.61%
ConAgra Foods, Inc.	12,389	292,132
Kraft Foods, Inc.	6,910	224,437
Total Food Products		516,569

Gas Utilities - 1.44%
Equitable Resources, Inc.	4,055	284,783
Health Care Equipment & Supplies - 1.90%
Covidien Ltd.	7,493	375,324
Health Care Providers & Services - 0.85%
UnitedHealth Group, Inc.	4,894	167,424
Hotels, Restaurants & Leisure - 1.70%
McDonald's Corp.	5,661	335,810
Household Durables - 1.01%
Sony Corp. - ADR	3,963	199,696
Independent Power Producers & Energy Traders - 1.13%
NRG Energy, Inc. (a)	5,363	223,047
Industrial Conglomerates - 1.48%
General Electric Co.	9,546	293,253
Insurance - 6.95%
The Allstate Corp.	7,467	380,369
American International Group, Inc.	6,362	229,032
Berkshire Hathaway, Inc. (a)	74	332,852
MetLife, Inc.	4,072	244,442
Prudential Financial, Inc.	2,522	188,394
Total Insurance		1,375,089

IT Services - 1.11%
Broadridge Financial Solutions, Inc.	9,723	219,156
Media - 6.97%
Comcast Corp.	13,275	298,688
The DIRECTV Group Inc. (a)	11,972	336,413
News Corp.	19,379	347,853
Time Warner, Inc.	24,921	395,745
Total Media		1,378,699

Oil, Gas & Consumable Fuels - 8.10%
Exxon Mobil Corp.	7,705	683,896
Spectra Energy Corp.	7,970	215,349
Total SA - ADR	6,071	529,756
XTO Energy, Inc.	2,723	173,237
Total Oil, Gas & Consumable Fuels		1,602,238

Personal Products - 0.99%
The Estee Lauder Cos., Inc.	4,103	195,303
Pharmaceuticals - 7.23%
Bristol-Myers Squibb Co.	10,535	240,092
Johnson & Johnson	4,559	304,268
Novartis AG - ADR	4,374	228,979
Pfizer, Inc.	13,536	262,057
Schering Plough Corporation	19,367	395,087
Total Pharmaceuticals		1,430,483

Semiconductor & Semiconductor Equipment - 1.18%
Applied Materials, Inc.	11,760	232,966
Software - 1.32%
Microsoft Corp.	9,215	260,969
Specialty Retail - 0.88%
The Gap Inc.	9,588	174,981
Textiles, Apparel & Luxury Goods - 0.70%
Liz Claiborne, Inc.	7,943	138,685
TOTAL COMMON STOCKS (Cost $18,983,645)		$19,146,232

	Principal
	Amount
SHORT TERM INVESTMENTS - 4.58%
Fidelity Institutional Money Market Funds - Government Portfolio
2.210% (b)	$905,195	905,195
TOTAL SHORT TERM INVESTMENTS (Cost $905,195)		$905,195

Total Investments (Cost $19,888,840) - 101.37%		20,051,427
Liabilities in Excess of Other Assets - (1.37)%		(270,924)
TOTAL NET ASSETS - 100.00%		$19,780,503

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Variable Rate

The cost basis of investments for federal income tax purposes at May 31, 2008 was as follows*:

Cost of investments	$19,888,840
Gross unrealized appreciation	1,113,643
Gross unrealized depreciation	(951,056)
Net unrealized appreciation	$162,587

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

Schedule of Investments
PMC Small Cap Core Fund
May 31, 2008 ( Unaudited)

	Shares	Value
COMMON STOCKS - 96.27%
Accident And Health Insurance - 0.06%
PartnerRe Ltd	$100	$7,369
Aerospace & Defense - 1.29%
Argon St, Inc. (a)	800	19,312
Dyncorp Intl, Inc. (a)	400	6,836
Esterline Technologies Corp. (a)	400	24,772
Hexcel Corp. (a)	1,560	41,277
Ladish, Inc. (a)	200	6,502
Orbital Sciences Corp. (a)	100	2,596
SI International, Inc. (a)	1,150	28,175
Triumph Group, Inc.	440	27,364
Total Aerospace & Defense		156,834

Air Freight & Logistics - 0.64%
Forward Air Corp.	100	3,705
HUB Group, Inc. (a)	2,060	74,325
Total Air Freight & Logistics		78,030

Airlines - 0.08%
Skywest, Inc.	600	9,276
Auto Components - 0.93%
ArvinMeritor, Inc.	500	7,485
Cooper Tire & Rubber Co.	2,100	23,058
Drew Industries, Inc. (a)	300	6,594
Lear Corp. (a)	1,200	30,900
Tenneco Automotive, Inc. (a)	1,850	44,363
Total Auto Components		112,400

Beverages - 0.02%
PepsiAmericas, Inc.	100	2,437
Biotechnology - 4.05%
Alkermes, Inc. (a)	3,180	40,290
Alnylam Pharmaceuticals, Inc. (a)	300	8,664
Applera Corp - Celera Genomics Group (a)	2,890	37,223
Array Biopharma, Inc. (a)	200	1,244
Cephalon, Inc. (a)	100	6,771
Cubist Pharmaceuticals, Inc. (a)	400	7,624
Emergent Biosolutions, Inc. (a)	300	3,225
Geron Corp. (a)	4,770	20,272
InterMune, Inc. (a)	300	4,230
Kendle International, Inc. (a)	780	29,476
Martek Biosciences Corp. (a)	800	30,208
Medarex, Inc. (a)	4,460	38,847
Myriad Genetics, Inc. (a)	500	24,210
Omrix Biopharmaceuticals, Inc. (a)	1,330	24,193
Onyx Pharmaceuticals, Inc. (a)	740	26,152
OSI Pharmaceuticals, Inc. (a)	1,600	56,480
Regeneron Pharmaceuticals, Inc. (a)	2,230	44,377
United Therapeutics Corp. (a)	860	82,139
Zymogenetics, Inc. (a)	500	4,510
Total Biotechnology		490,135

Building Products - 0.66%
Aaon, Inc.	2,170	45,613
NCI Building Systems, Inc. (a)	1,100	34,364
Total Building Products		79,977

Business Services, Not Elsewhere Classified - 0.23%
Ftd Group, Inc.	1,900	28,025
Capital Markets - 1.97%
Bgc Partners, Inc. (a)	500	4,460
Blackrock Kelso Capital Corp Com	1,100	13,156
Greenhill & Co, Inc.	660	39,765
Hercules Tech Growth Cap, Inc.	800	8,296
LaBranche & Co, Inc. (a)	200	1,340
MCG Capital Corp.	1,700	9,741
Optionsxpress Hldgs, Inc.	1,600	36,544
Penson Worldwide, Inc. (a)	1,000	13,400
Riskmetrics Group, Inc. (a)	2,130	44,155
SWS Group, Inc.	500	9,240
Waddell & Reed Financial, Inc.	1,650	58,344
Total Capital Markets		238,441

Chemicals - 4.02%
Cf Industries Holdings, Inc.	200	27,380
Ferro Corp.	3,540	68,534
HB Fuller Co.	300	7,461
Hercules, Inc.	3,170	65,397
Intrepid Potash, Inc. (a)	150	7,374
Landec Corp. (a)	400	3,204
NewMarket Corp.	100	7,827
Olin Corp.	1,100	24,750
OM Group, Inc. (a)	1,420	61,742
PolyOne Corp. (a)	5,450	42,183
Rockwood Holdings, Inc. (a)	1,600	58,752
Spartech Corp.	2,400	25,848
Terra Industries, Inc. (a)	1,820	79,407
Zep, Inc.	400	6,568
Total Chemicals		486,427

Cold-rolled Steel Sheet, Strip, And Bars - 0.04%
Gibraltar Inds, Inc.	300	4,839
Commercial Banks - 3.28%
Amcore Financial, Inc.	200	1,960
BancFirst Corp.	1,000	43,430
Boston Private Financial Holdings, Inc.	200	1,686
Cathay General Bancorp	300	4,614
Central Pacific Financial Corp.	1,500	22,380
Citizens Banking Corp.	5,420	30,027
City Holding Co.	950	40,869
The Colonial BancGroup Inc.	3,500	21,455
East West Bancorp, Inc.	2,200	29,128
First Bancorp/Troy NC	100	1,681
First Midwest Bancorp Inc/IL	300	7,830
First State Bancorp.	1,200	9,300
Great Southern Bancorp, Inc.	1,200	13,860
Green Bankshares, Inc.	100	1,937
Hanmi Financial Corp.	100	640
Huntington Bancshares, Inc.	400	3,564
Integra Bank Corp.	400	5,748
MainSource Financial Group, Inc.	1,700	28,526
National Penn Bancshares, Inc.	1,000	17,120
Provident Bankshares Corp.	1,200	11,472
The South Financial Group, Inc.	1,800	9,918
Sun Bancorp Inc. (a)	1,470	16,082
Susquehanna Bancshares, Inc.	100	1,925
Trustmark Corp.	2,350	46,906
UCBH Holdings, Inc.	800	3,904
Umpqua Holdings Corp.	400	5,576
WesBanco, Inc.	300	6,600
Wilshire Bancorp, Inc.	500	4,465
Zions Bancorporation	100	4,309
Total Commercial Banks		396,912

Commercial Services & Supplies - 3.76%
Acco Brands Corp. (a)	500	7,670
Administaff, Inc.	1,350	37,692
CDI Corp.	200	5,700
Clean Harbors, Inc. (a)	100	7,103
CoStar Group, Inc. (a)	400	18,760
Deluxe Corp.	900	20,277
DeVry, Inc.	880	50,204
Energysolutions, Inc.	500	12,700
FTI Consulting, Inc. (a)	660	39,639
G&K Services, Inc.	300	10,497
Healthcare Services Group	2,250	39,690
Kforce, Inc. (a)	3,100	28,675
Knoll, Inc.	600	8,898
McGrath Rent Corp.	1,220	33,709
Pre-Paid Legal Services, Inc. (a)	300	12,597
Rollins, Inc.	1,600	25,456
Saic, Inc. (a)	200	3,986
Steelcase, Inc.	200	2,520
United Stationers, Inc. (a)	1,020	43,187
Viad Corp.	400	13,192
Waste Services Inc Del (a)	2,700	21,735
Watson Wyatt Worldwide, Inc.	200	11,714
Total Commercial Services & Supplies		455,601

Communications Equipment - 2.24%
3Com Corp. (a)	1,600	4,032
Avocent Corp. (a)	1,500	29,595
Bel Fuse, Inc.	300	7,857
Belden CDT, Inc.	100	4,189
Ciena Corp. (a)	100	3,056
Harmonic, Inc. (a)	2,300	22,126
Harris Stratex Networks Cl A (a)	2,940	33,046
Netgear, Inc. (a)	2,080	39,499
Seachange International, Inc. (a)	1,800	14,148
Superior Essex, Inc. (a)	400	17,400
Tekelec (a)	3,020	50,706
Viasat, Inc. (a)	2,140	46,095
Total Communications Equipment		271,749

Computers & Peripherals - 1.03%
Electronics for Imaging (a)	300	4,971
Emulex Corp. (a)	700	9,814
Imation Corp.	200	5,232
Intermec, Inc. (a)	1,100	24,860
Netezza Corp Com (a)	1,700	21,930
Synaptics, Inc. (a)	1,090	46,619
Western Digital Corp. (a)	300	11,259
Total Computers & Peripherals		124,685

Construction & Engineering - 1.81%
Comfort Systems USA, Inc.	900	12,060
Dycom Industries, Inc. (a)	600	10,290
EMCOR Group, Inc. (a)	400	11,740
Granite Construction, Inc.	1,780	65,095
MasTec, Inc. (a)	2,700	31,833
Perini Corp. (a)	1,020	39,260
URS Corp. (a)	1,030	49,244
Total Construction & Engineering		219,522

Consumer Finance - 0.07%
Cash America International, Inc.	100	3,576
World Acceptance Corp. (a)	100	4,422
Total Consumer Finance		7,998

Containers & Packaging - 0.75%
Greif, Inc.	500	33,520
Rock-Tenn Co.	1,620	57,818
Total Containers & Packaging		91,338

Distributors - 0.07%
WESCO International, Inc. (a)	200	8,862
Diversified Consumer Services - 0.10%
Lincoln Edl Svcs Corp. (a)	1,000	12,420
Diversified Financial Services - 0.32%
Financial Federal Corp.	400	9,716
Interactive Brokers Group, Inc. (a)	900	29,313
Total Diversified Financial Services		39,029

Diversified Telecommunication Services - 1.04%
Alaska Communications Systems Group, Inc.	3,260	42,184
CenturyTel, Inc.	300	10,623
Cogent Comm Group, Inc. (a)	800	13,160
Ntelos Holdings Corp.	1,500	41,880
Windstream Corp.	1,400	18,676
Total Diversified Telecommunication Services		126,523

Drilling Oil And Gas Wells - 0.21%
Pioneer Drilling Co. (a)	1,400	24,934
Electric Utilities - 2.08%
Black Hills Corp.	1,510	53,213
Cleco Corp.	2,140	53,457
DPL, Inc.	100	2,842
El Paso Electric Co. (a)	300	6,483
Itc Hldgs Corp.	300	16,371
Otter Tail Corp.	1,760	66,070
Pepco Holdings, Inc.	500	13,520
Portland Gen Elec Co.	1,000	23,410
Westar Energy, Inc.	700	16,800
Total Electric Utilities		252,166

Electrical Equipment - 1.46%
Acuity Brands, Inc.	1,490	79,342
AO Smith Corp.	500	18,075
Azz, Inc. (a)	100	3,138
Cooper Industries Ltd.	100	4,663
Energy Conversion Devices, Inc. (a)	600	38,088
II-VI, Inc. (a)	500	19,555
Regal-Beloit Corp.	300	13,950
Total Electrical Equipment		176,811

Electromedical And Electrotherapeutic Apparatus - 0.23%
Spectranetics Corp. (a)	2,600	28,340
Electronic Equipment & Instruments - 2.38%
Agilysys, Inc.	500	5,220
Anixter International, Inc. (a)	750	48,757
Benchmark Electronics, Inc. (a)	1,200	21,324
Cognex Corp.	1,100	30,646
CTS Corp.	900	9,792
Dionex Corp. (a)	890	64,899
Flir Systems, Inc. (a)	600	23,652
Methode Electronics, Inc.	1,000	11,440
Multi-Fineline Electronix, Inc. (a)	300	6,015
Park Electrochemical Corp.	100	2,955
Rofin-Sinar Technologies, Inc. (a)	1,164	41,194
SYNNEX Corp. (a)	900	22,365
Total Electronic Equipment & Instruments		288,259

Energy Equipment & Services - 2.77%
Bristow Group, Inc. (a)	1,090	56,974
Complete Production Services (a)	2,090	59,900
Dawson Geophysical Co. (a)	300	20,487
Grey Wolf, Inc. (a)	4,100	32,103
Gulf Island Fabrication, Inc.	300	12,414
Oil States International, Inc. (a)	400	23,368
Parker Drilling Co. (a)	1,200	10,728
Patterson-UTI Energy, Inc.	400	12,592
PHI, Inc. (a)	200	7,844
Unit Corp. (a)	200	15,338
W-H Energy Services, Inc. (a)	930	79,543
Willbros Group, Inc. (a)	100	4,148
Total Energy Equipment & Services		335,439

Envelopes - 0.02%
Cenveo, Inc. (a)	200	2,336
Fire, Marine, And Casualty Insurance - 0.48%
Odyssey Re Holdings Corp.	300	11,262
Platinum Underwriters Holdings Ltd	900	31,923
Seabright Insurance Hldgs, Inc. (a)	1,000	15,320
Total Fire, Marine, And Casualty Insurance		58,505

Food & Staples Retailing - 0.94%
Casey's General Stores, Inc.	2,450	53,631
Longs Drug Stores Corp.	1,120	53,110
Nash Finch Co.	200	7,648
Total Food & Staples Retailing		114,389

Food Products - 0.99%
Chiquita Brands International, Inc. (a)	1,000	24,340
Del Monte Foods Co.	1,700	14,807
Ralcorp Holdings, Inc. (a)	300	18,000
Seaboard Corp.	26	46,670
Treehouse Foods, Inc. (a)	600	15,678
Total Food Products		119,495

Gas Utilities - 0.21%
New Jersey Resources Corp.	400	13,324
Northwest Natural Gas Co.	100	4,559
WGL Holdings, Inc.	200	6,978
Total Gas Utilities		24,861

Health Care Equipment & Supplies - 3.34%
Align Technology, Inc. (a)	2,710	35,691
Analogic Corp.	500	33,510
Bio-Rad Laboratories, Inc. (a)	490	43,845
Conmed Corp. (a)	600	16,014
Gen-Probe, Inc. (a)	590	33,595
Haemonetics Corp/Mass (a)	400	22,544
Hologic, Inc. (a)	900	21,627
Idexx Laboratories, Inc. (a)	200	10,100
Illumina, Inc. (a)	100	7,848
Matthews International Corp.	200	9,522
Medical Action Industries, Inc. (a)	1,200	15,936
Mentor Corp.	1,380	43,484
Merit Medical Systems, Inc. (a)	1,100	17,512
Quidel Corp. (a)	2,050	34,993
Vital Signs, Inc.	1,030	58,494
Total Health Care Equipment & Supplies		404,715

Health Care Providers & Services - 3.31%
AMERIGROUP Corp. (a)	400	11,044
AMN Healthcare Services, Inc. (a)	2,840	49,445
Apria Healthcare Group, Inc. (a)	700	11,795
Centene Corp. (a)	600	12,666
Chemed Corp.	300	10,866
Computer Programs & Systems, Inc.	1,200	23,940
Corvel Corp. (a)	200	7,202
CryoLife, Inc. (a)	1,300	15,054
Eclipsys Corp. (a)	900	18,360
Healthsouth Corp. (a)	500	9,365
Healthspring, Inc. (a)	300	5,574
Healthways, Inc. (a)	970	31,331
Molina Healthcare, Inc. (a)	300	9,048
National Healthcare Corp.	100	5,225
Owens & Minor, Inc.	100	4,748
Psychiatric Solutions, Inc. (a)	1,410	51,423
Res-Care, Inc. (a)	2,460	46,912
Sun Healthcare Group, Inc. (a)	3,190	45,808
Universal Health Services, Inc.	480	31,200
Total Health Care Providers & Services		401,006

Hobby, Toy, And Game Shops - 0.14%
Build A Bear Workshop (a)	1,800	16,470
Hotels And Motels - 0.13%
Sunstone Hotel Invs Inc New	800	15,400
Hotels Restaurants & Leisure - 1.05%
Ambassadors Group, Inc.	300	5,568
Ameristar Casinos, Inc.	1,300	23,166
Boyd Gaming Corp.	100	1,595
California Pizza Kitchen, Inc. (a)	1,100	15,301
CBRL Group, Inc.	200	5,890
Jack in the Box, Inc. (a)	2,030	49,877
Lodgian, Inc. (a)	1,200	10,800
Speedway Motorsports, Inc.	600	15,294
Total Hotels Restaurants & Leisure		127,491

Hotels, Restaurants & Leisure - 2.35%
AFC Enterprises (a)	2,840	28,400
Bally Technologies, Inc. (a)	1,030	46,360
Buffalo Wild Wings, Inc. (a)	1,500	49,425
CKE Restaurants, Inc.	3,650	43,216
IHOP Corp.	630	29,541
Papa John's International, Inc. (a)	1,770	52,091
WMS Industries, Inc. (a)	970	35,929
Total Hotels, Restaurants & Leisure		284,962

Household Durables - 0.65%
American Greetings	1,000	18,660
Blyth, Inc.	300	5,838
Furniture Brands International, Inc.	800	11,248
Hooker Furniture Corp.	100	2,018
Universal Electronics, Inc. (a)	1,590	40,418
Total Household Durables		78,182

Household Products - 0.14%
WD-40 Co.	500	17,320
Industrial Conglomerates - 0.50%
Tredegar Corp.	300	4,383
Walter Industries, Inc.	600	55,944
Total Industrial Conglomerates		60,327

Information Retrieval Services - 0.02%
Greenfield Online, Inc. (a)	200	2,548
Industrial Metals & Minerals - 0.07%
Alpha Natural Resources, Inc. (a)	100	8,168
Insurance - 3.50%
Allied Wrld Assur Com Hldg Ltd	100	4,560
American Equity Investment Life Holding Co.	400	4,228
American Physicians Capital, Inc.	100	4,552
Argo Group Intl Hldgs Ltd (a)	100	3,859
Aspen Insurance Holdings Ltd.	3,220	82,303
CNA Surety Corp. (a)	700	10,241
Endurance Specialty Hldgs Ltd	200	6,732
FBL Financial Group, Inc.	1,670	44,840
Harleysville Group, Inc.	840	32,768
Horace Mann Educators Corp.	2,170	35,349
Max Capital Group Ltd.	2,390	57,647
Montpelier Re Holdings Ltd.	400	6,708
Navigators Group, Inc. (a)	200	10,098
RLI Corp.	1,060	54,209
Selective Insurance Group	100	2,188
United American Indemnity Ltd. (a)	3,330	48,518
Validus Holdings Ltd	700	14,644
Total Insurance		423,444

Internet & Catalog Retail - 0.44%
1-800-FLOWERS.COM, Inc. (a)	900	7,452
Iac Interactivecorp (a)	200	4,510
Insight Enterprises, Inc. (a)	900	12,060
Stamps.com, Inc. (a)	2,000	29,200
Total Internet & Catalog Retail		53,222

Internet Software & Services - 2.63%
Chordiant Software, Inc. (a)	1,610	10,336
Cmgi, Inc. (a)	200	2,996
DealerTrack Holdings, Inc. (a)	1,130	23,775
Digital River, Inc. (a)	1,120	44,867
Earthlink, Inc. (a)	3,200	30,720
j2 Global Communications, Inc. (a)	1,950	51,714
Savvis, Inc. (a)	2,080	34,695
Techtarget, Inc. (a)	400	4,856
United Online, Inc.	3,500	42,805
Valueclick, Inc. (a)	2,880	57,917
Websense, Inc. (a)	800	14,072
Total Internet Software & Services		318,753

IT Services - 2.01%
Affiliated Computer Services, Inc. (a)	200	10,840
Heartland Payment Systems, Inc.	1,330	34,327
iGate Corp. (a)	4,360	37,278
infoUSA, Inc.	5,040	28,275
Integral Sys Inc Md	200	7,918
MAXIMUS, Inc.	600	22,062
MPS Group, Inc. (a)	2,500	28,700
Sapient Corp. (a)	6,950	45,870
SYKES Enterprises, Inc. (a)	100	2,071
Syntel, Inc.	200	6,540
Virtusa Corp. (a)	1,990	20,099
Total IT Services		243,980

Leisure Equipment & Products - 0.59%
Callaway Golf Co.	400	5,080
Jakks Pacific, Inc. (a)	800	18,880
Leapfrog Enterprises, Inc. (a)	900	7,434
Marvel Entertainment, Inc. (a)	960	32,669
RC2 Corp. (a)	100	1,931
Steinway Musical Instruments (a)	200	5,490
Total Leisure Equipment & Products		71,484

Life Sciences Tools & Services - 0.30%
Techne Corp. (a)	460	36,110
Machinery - 4.16%
Actuant Corp. Class A	300	10,953
American Railcar Inds, Inc.	600	12,558
Barnes Group, Inc.	1,810	57,811
Briggs & Stratton Corp.	1,500	22,125
Chart Industries, Inc. (a)	1,120	46,917
Columbus Mckinnon Corp. (a)	2,470	70,419
Crane Co.	1,220	55,693
EnPro Industries, Inc. (a)	400	16,040
Kadant, Inc. (a)	1,090	29,136
Lincoln Electric Holdings, Inc.	760	62,685
Mueller Industries, Inc.	900	32,211
Nordson Corp.	300	21,555
Sun Hydraulics, Inc.	700	28,077
Valmont Industries, Inc.	200	22,968
Wabash National Corp.	1,200	10,296
Westinghouse Air Brake Technologies Corp.	100	4,657
Total Machinery		504,101

Marine - 0.25%
Tbs International Limited (a)	650	30,277
Media - 1.95%
Arbitron, Inc.	1,130	56,342
Belo Corp.	1,600	15,296
Entercom Communications Corp.	3,130	30,298
Gannett Co, Inc.	600	17,286
Global Sources Ltd (a)	100	1,510
Gray Television, Inc.	200	804
Lin TV Corp. (a)	700	6,405
National Cinemedia, Inc.	2,230	44,377
Scholastic Corp. (a)	1,420	44,162
Sinclair Broadcast Group, Inc.	1,700	15,249
World Wrestling Entertainment, Inc.	300	4,995
Total Media		236,724

Metals & Mining - 0.86%
Apex Silver Mines Ltd. (a)	100	680
Century Aluminum Co. (a)	900	65,700
GrafTech International Ltd. (a)	100	2,640
Horsehead Hldg Corp. (a)	1,930	27,116
Kaiser Aluminum Corp.	100	6,415
Worthington Industries	100	1,994
Total Metals & Mining		104,545

Motor Vehicles And Passenger Car Bodies - 0.08%
Spartan Motors, Inc.	1,100	9,933
Multi-Utilities & Unregulated Power - 0.18%
Avista Corp.	1,000	21,230
Office Electronics - 0.03%
Zebra Technologies Corp. (a)	100	3,760
Oil & Gas - 1.64%
Callon Petroleum Co. (a)	600	15,552
Carrizo Oil & Gas, Inc. (a)	200	13,392
Clayton Williams Energy, Inc. (a)	200	18,854
Comstock Resources, Inc. (a)	100	5,735
Crosstex Energy, Inc.	900	30,717
Encore Acquisition Co. (a)	100	6,679
Energy Partners Ltd. (a)	600	9,042
Parallel Petroleum Corp. (a)	400	8,404
Stone Energy Corp. (a)	300	20,274
Swift Energy Co. (a)	600	34,584
Vaalco Energy, Inc. (a)	200	1,472
W & T Offshore, Inc.	100	5,576
Whiting Petroleum Corp. (a)	200	18,706
World Fuel Services Corp.	400	9,636
Total Oil & Gas		198,623

Oil, Gas & Consumable Fuels - 3.74%
Barrett Bill Corp. (a)	600	32,298
Delek US Holdings, Inc.	300	3,909
Exco Resources, Inc. (a)	1,250	31,175
Mariner Energy, Inc. (a)	1,810	59,187
Penn Virginia Corp.	1,340	84,447
Petrohawk Energy Corp. (a)	3,420	100,480
Petroquest Energy, Inc. (a)	3,290	72,873
Rosetta Resources, Inc. (a)	400	10,772
Sandridge Energy, Inc. (a)	200	11,000
St. Mary Land & Exploration Co.	890	45,354
Warren Res, Inc. (a)	100	1,352
Total Oil, Gas & Consumable Fuels		452,847

Orthopedic, Prosthetic, And Surgical Appliances And Supplies - 0.23%
Angiodynamics, Inc. (a)	1,800	27,882
Paper & Forest Products - 0.10%
Buckeye Technologies, Inc. (a)	1,100	11,704
Personal Products - 0.84%
Alberto Culver Co.	1,570	41,495
Chattem, Inc. (a)	660	41,059
Nu Skin Enterprises, Inc.	1,100	18,854
Total Personal Products		101,408

Pharmaceutical Preparations - 0.16%
Viropharma, Inc. (a)	2,000	19,180
Pharmaceuticals - 1.58%
Eurand NV (a)	2,570	38,627
King Pharmaceuticals, Inc. (a)	600	6,156
KV Pharmaceutical Co. (a)	100	2,501
Medicines Co. (a)	1,500	27,450
Medicis Pharmaceutical	700	16,646
Noven Pharmaceuticals, Inc. (a)	2,290	28,030
Sciele Pharma, Inc.	2,210	48,421
Vivus, Inc. (a)	200	1,368
Warner Chilcott Limited (a)	1,300	22,594
Total Pharmaceuticals		191,793

Real Estate - 1.82%
Annaly Mortgage Management, Inc.	100	1,781
Anthracite Capital, Inc.	900	8,433
Anworth Mortgage Asset Corp.	300	2,121
Ashford Hospitality Trust, Inc.	500	3,070
Brandywine Realty Trust	600	11,262
Capital Lease Funding, Inc.	1,100	9,119
CBL & Associates Properties, Inc.	300	7,893
Cedar Shopping Centers, Inc.	500	6,100
Diamondrock Hospitality Co.	1,600	21,936
FelCor Lodging Trust, Inc.	1,700	25,262
Getty Realty Corp.	100	1,741
Glimcher Realty Trust	700	9,065
Hospitality Properties Trust	300	9,300
Investors Real Estate Trust	800	8,368
Kite Realty Group Trust	700	9,730
Lexington Corporate Properties Trust	1,900	29,621
MFA Mortgage Investments, Inc.	600	4,362
Mid-America Apartment Communities, Inc.	100	5,598
National Health Investors, Inc.	100	3,100
Parkway Properties Inc.	200	7,604
Ramco-Gershenson Properties	300	6,705
Strategic Hotels & Resorts Inc Com	1,700	23,375
Sun Communities, Inc.	100	2,005
Universal Health Realty Income Trust	100	3,411
Total Real Estate		220,962

Real Estate Investment Trusts - 0.25%
Digital Rlty Tr, Inc.	600	25,380
Inland Real Estate Corp.	300	4,710
Total Real Estate Investment Trusts		30,090

Real Estate Investment Trusts - 2.59%
Dupont Fabros Technology Inc Com	700	14,168
Education Rlty Tr, Inc.	300	3,915
First Industrial Realty Trust, Inc.	1,390	43,549
Hersha Hospitality Trust	100	951
Home Properties, Inc.	830	42,496
Nationwide Health Properties, Inc.	1,390	47,440
Pennsylvania Real Estate Investment Trust	1,890	50,746
Senior Housing Properties Trust	2,570	57,080
Sovran Self Storage, Inc.	1,220	53,912
Total Real Estate Investment Trusts		314,257

Refuse Systems - 0.25%
American Ecology Corp.	1,070	30,730
RETAIL - 0.02%
National Retail Properties, Inc.	100	2,271
Securities, Commodity Contracts, and Other Financial Investm - 0.04%
Duff & Phelps Corp New (a)	300	4,890
Security Brokers, Dealers, And Flotation Companies - 0.19%
Gfi Group, Inc.	600	7,104
Knight Capital Group, Inc. (a)	900	16,029
Total Security Brokers, Dealers, And Flotation Companies		23,133

Semiconductor & Semiconductor Equipment - 1.96%
Anadigics, Inc. (a)	1,000	12,360
ATMI, Inc. (a)	900	26,937
Authentec, Inc. (a)	1,000	13,630
Cabot Microelectronics Corp. (a)	100	3,710
Hittite Microwave Corp. (a)	700	27,965
Kulicke & Soffa Industries, Inc. (a)	4,770	33,771
Micrel, Inc.	2,900	27,840
ON Semiconductor Corp. (a)	6,340	62,703
Silicon Image, Inc. (a)	400	2,812
Silicon Laboratories, Inc. (a)	100	3,685
Skyworks Solutions, Inc. (a)	2,100	21,693
Total Semiconductor & Semiconductor Equipment		237,106

Semiconductors And Related Devices - 0.47%
Amkor Technology, Inc. (a)	3,000	31,980
Volterra Semiconductor Corp. (a)	1,600	25,440
Total Semiconductors And Related Devices		57,420

Software - 4.79%
Activision, Inc. (a)	300	10,125
Advent Software, Inc. (a)	700	30,079
Ansys, Inc. (a)	1,000	47,300
Blackboard, Inc. (a)	1,380	52,274
Factset Research Systems, Inc.	100	6,471
JDA Software Group, Inc. (a)	1,260	25,704
Lawson Software Inc. (a)	5,610	48,919
MICRO Systems, Inc. (a)	500	16,485
Nuance Communications, Inc. (a)	1,130	22,284
Parametric Technology Corp. (a)	600	11,268
Progress Software Corp. (a)	2,370	73,802
Quality Systems, Inc.	1,040	34,247
Renaissance Learning, Inc.	100	1,495
Secure Computing Corp. (a)	4,550	24,252
Solera Holdings, Inc. (a)	1,000	27,270
SPSS, Inc. (a)	1,440	56,693
Sybase, Inc. (a)	100	3,202
Synchronoss Technologies, Inc. (a)	2,010	26,713
Synopsys, Inc. (a)	600	15,810
TIBCO Software, Inc. (a)	100	772
Wind River Systems, Inc. (a)	4,110	44,470
Total Software		579,635

Specialty Retail - 2.23%
Aeropostale, Inc. (a)	1,850	64,639
The Buckle Inc.	300	13,749
Charming Shoppes (a)	500	2,905
Dress Barn, Inc. (a)	1,600	24,752
Gymboree Corp. (a)	700	32,298
Haverty Furniture Cos., Inc.	1,600	16,832
J. Crew Group, Inc. (a)	1,300	48,451
Joseph A. Bank Clothiers, Inc. (a)	1,880	51,136
Rent-A-Center, Inc. (a)	200	4,196
Weight Watchers International, Inc.	100	4,181
Zale Corp. (a)	300	6,534
Total Specialty Retail		269,673

Steel Wiredrawing And Steel Nails And Spikes - 0.21%
Insteel Industries, Inc.	1,600	25,648
Telephone Communications, Except Radiotelephone - 0.05%
Atlantic Tele-Network, Inc.	200	5,992
Textiles, Apparel & Luxury Goods - 2.34%
Deckers Outdoor Corp. (a)	300	41,016
Fossil, Inc. (a)	1,300	41,223
G-iii Apparel Group Ltd (a)	200	3,318
Phillips-Van Heusen	890	40,433
Skechers U.S.A., Inc. (a)	1,200	28,860
True Religion Apparel, Inc. (a)	1,600	40,448
Unifirst Corp.	100	4,800
Warnaco Group, Inc. (a)	1,730	83,368
Total Textiles, Apparel & Luxury Goods		283,466

Thrifts & Mortgage Finance - 1.21%
Berkshire Hills Bancorp, Inc.	300	7,593
Dime Community Bancshares	1,900	34,542
First Financial Holdings, Inc.	200	5,016
First Niagara Financial Group, Inc.	3,370	47,753
First Place Financial Corp/OH	800	10,184
Provident Financial Services, Inc.	100	1,573
Sterling Financial Corp./WA	2,000	17,760
Webster Financial Corp.	860	22,334
Total Thrifts & Mortgage Finance		146,755

Tobacco - 0.04%
Universal Corp.	100	4,961
Trading Companies & Distributors - 0.24%
Applied Industrial Technologies, Inc.	1,000	27,570
H & E Equipment Services, Inc. (a)	100	1,405
Total Trading Companies & Distributors		28,975

Water Utilities - 0.15%
American States Water Co.	200	6,750
California Water Service Group	300	10,932
Total Water Utilities		17,682

Wireless Telecommunication Services - 0.22%
EMS Technologies, Inc. (a)	300	8,214
Leap Wireless International, Inc. (a)	200	11,492
Syniverse Hldgs, Inc. (a)	300	6,468
Total Wireless Telecommunication Services		26,174

TOTAL COMMON STOCKS (Cost $10,943,397)		$11,661,773

INVESTMENT COMPANIES - 1.22%
Capital Markets - 0.11%
Mvc Capital, Inc.	900	13,788
Real Estate - 0.02%
Franklin Street Properties Corp.	100	1,477
Winthrop Realty Trust	200	884
Total Real Estate		2,361

Real Estate Investment Trusts - 0.08%
Gramercy Cap Corp.	600	10,050
Unit Investment Trusts, Face-amount Certificate Offices, And - 1.01%
Ares Cap Corp.	2,000	24,780
iShares Russell 2000 Index Fund	1,300	96,870
Total Unit Investment Trusts, Face-amount Certificate Offices, And		121,650

TOTAL INVESTMENT COMPANIES (Cost $145,035)		$147,849

	Principal
	Amount
SHORT TERM INVESTMENTS - 2.34%
Fidelity Institutional Money Market Funds - Government Portfolio
2.210% (b)	283,880	283,880
TOTAL SHORT TERM INVESTMENTS (Cost $283,880)		$283,880

Total Investments (Cost $11,372,312) - 99.83%		12,093,502
Other Assets in Excess of Liabilities - 0.17%		20,218
TOTAL NET ASSETS - 100.00%		$12,113,720

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Variable Rate

The cost basis of investments for federal income tax purposes at May 31, 2008 was as follows*:

Cost of investments	$11,373,312
Gross unrealized appreciation	1,102,188
Gross unrealized depreciation	(380,999)
Net unrealized appreciation	$721,190

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

Schedule of Investments
PMC International Equity Fund
May 31, 2008 ( Unaudited)

	Shares	Value
COMMON STOCKS - 97.56%
Australia - 7.85%
Commonwealth Bank of Australia	5,162	$209,074
CSL Ltd.	10,461	398,295
Incitec Pivot Ltd	1,275	212,333
Qantas Airways	57,635	191,394
Rio Tinto Ltd.	2,242	296,018
Stockland	16,709	100,899
Westpac Banking Corp.	8,732	194,343
Woolworths Ltd.	6,560	173,999
Total Australia		1,776,355

Belgium - 0.81%
Dexia	3,871	91,246
Fortis	3,761	92,003
Total Belgium		183,249

Bermuda - 0.70%
Esprit Holdings Ltd.	13,600	159,229
Denmark - 2.68%
Danske Bank A/S	5,200	178,297
Novo-Nordisk A/S - Class B	2,350	152,814
Vestas Wind System (a)	2,000	274,942
Total Denmark		606,053

Finland - 2.09%
Konecranes Oyj	3,589	164,648
Outokumpu Oyj	4,404	197,261
Rautaruukki Oyj	2,110	112,335
Total Finland		474,244

France - 12.41%
Accor SA	1,293	98,608
AXA	4,961	175,461
BNP Paribas SA	1,156	119,225
Casino Guichard Perrachon SA	1,686	213,573
Christian Dior	900	108,797
Cnp Assurances	978	120,360
Eutelsat Communications	2,949	88,569
France Telecom SA	7,694	234,114
Gaz De France	5,530	376,611
Sanofi-Aventis	1,531	114,147
Suez SA	2,934	218,466
Total SA	6,832	595,439
Ubisoft Entertainment SA (a)	2,641	256,031
Vivendi Universal SA	2,132	89,676
Total France		2,809,077

Germany - 12.08%
Aixtron	3,919	58,157
Allianz AG	1,164	220,202
Altana AG	5,091	96,450
BASF AG	3,942	589,829
Daimler AG	2,828	214,993
K&s Ag	202	94,683
Muenchener Rueckversicherungs AG	1,859	348,574
RWE AG	2,531	326,865
Salzgitter AG	636	124,958
SAP AG	1,982	109,556
ThyssenKrupp AG	2,038	137,296
Volkswagen AG	1,496	411,537
Total Germany		2,733,100

Hong Kong - 2.66%
BOC Hong Kong Holdings Ltd.	88,500	226,547
Cheung Kong Holdings Ltd.	2,000	30,800
Hang Seng Bank Ltd.	11,800	239,408
New World Development Co.	29,094	73,247
Sun Hung Kai Properties Ltd.	2,000	32,209
Total Hong Kong		602,211

Italy - 3.93%
Enel SpA	29,748	334,510
ENI SpA	13,599	554,845
Total Italy		889,355

Japan - 16.90%
Alfresa Holdings	2,700	187,884
Asahi Breweries Ltd.	6,900	120,907
The Bank of Yokohama Ltd.	8,000	58,401
Canon, Inc.	2,000	108,219
Central Japan Railway Co.	23	224,850
Fujitsu Ltd.	37,000	299,685
Honda Motor Co. Ltd.	6,800	225,867
Itochu Corp.	22,000	254,761
Kenedix, Inc.	57	84,316
Matsushita Electric Industrial Co. Ltd.	12,000	272,520
Mitsubishi Electric Co.	14,000	158,482
Mitsubishi Estate Co. Ltd.	2,000	53,904
Mitsubishi Corp.	16,800	580,552
Mitsui OSK Lines Ltd.	18,000	271,929
Nippon Meat Packer	14,000	184,667
Nippon Telegraph & Telephone Corp.	49	237,653
NTT DATA Corp.	35	145,156
Ricoh Co. Ltd.	10,000	184,150
Sumitomo Electric Industries Ltd.	11,400	147,142
Toei Co Ltd	4,000	23,645
Total Japan		3,824,690

Netherlands - 3.28%
Aegon NV	6,713	102,415
ASM International NV	480	12,213
ING Groep NV	3,140	119,900
Koninklijke Ahold NV	9,182	137,307
Koninklijke Philips Electronics NV	3,739	143,633
Unilever NV-CVA	6,955	227,436
Total Netherlands		742,904

Norway - 1.42%
Statoil ASA	8,226	320,979
Singapore - 0.57%
Singapore Exchange	22,000	130,093
Spain - 5.12%
Banco Bilbao Vizcaya Argentaria SA	16,760	373,834
Banco Santander Central Hispano SA	27,678	577,364
Telefonica SA	7,227	207,231
Total Spain		1,158,429

Sweden - 2.75%
Alfa Laval Ab	3,175	222,777
Nordea Bank AB	24,526	398,989
Total Sweden		621,766

Switzerland - 5.31%
ABB Ltd.	9,815	318,838
Baloise Holding AG	1,697	193,191
Roche Holding AG	1,210	208,725
Swiss Reinsurance	1,212	94,202
Syngenta AG	536	164,079
Zurich Financial Services AG	756	221,873
Total Switzerland		1,200,908

United Kingdom - 17.00%
Antofagasta PLC	7,387	100,995
Barclays PLC	10,444	77,564
BHP Billiton PLC	11,010	418,851
BP PLC	38,274	462,070
British American Tobacco Plc	4,114	153,959
Centrica PLC	25,396	147,906
Compass Group PLC	18,872	140,363
De La Rue PLC	10,493	197,699
Game Group PLC	23,293	130,498
GlaxoSmithKline PLC	9,363	207,359
Imperial Tobacco Group PLC	9,764	391,757
London Stock Exchange Group PLC	3,901	79,421
Reckitt Benck Grp	3,197	188,423
Royal Bank of Scotland Group Plc	16,185	73,357
Royal Dutch Shell PLC	4,575	195,331
SABMiller PLC	7,077	182,381
Scottish & Southern Energy Plc	3,951	115,272
Vodafone Group PLC	181,830	583,879
Total United Kingdom		3,847,085

TOTAL COMMON STOCKS (Cost $21,434,949)		$22,079,727

RIGHTS - 0.18%
United Kingdom - 0.18%
Imperial Tobacco Right (a)	4,079	40,401
Royal Bank Of Scotland (a)	1	0
Total United Kingdom		40,401

TOTAL RIGHTS (Cost $52,007)		$40,401

	Principal
	Amount
SHORT TERM INVESTMENTS - 2.32%
United States - 2.32%
Fidelity Institutional Money Market Funds - Government Portfolio
2.210% (b)	$525,315	525,315
TOTAL SHORT TERM INVESTMENTS (Cost $525,315)		$525,315

Total Investments (Cost $22,012,271) - 100.06%		22,645,443
Liabilities in Excess of Other Assets - (0.06)%		(13,549)
TOTAL NET ASSETS - 100.00%		$22,631,894

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Variable Rate

The cost basis of investments for federal income tax purposes at May 31, 2008 was as follows*:

Cost of investments	$22,012,271
Gross unrealized appreciation	1,526,660
Gross unrealized depreciation	(893,488)
Net unrealized appreciation	$633,172

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

Schedule of Investments
PMC Core Fixed Income Fund
May 31, 2008 ( Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 12.48%
AmeriCredit Automobile Receivables Trust
Series FLT, 4.180%, 01/12/2012	470,000	470,000
BA Credit Card Trust
Series 2007-13A, 5.334%, 04/15/2012	645,000	642,027
Bank One Issuance Trust
Series 2003-6A, 2.928%, 02/15/2011	265,000	265,004
Capital Auto Receivables Asset Trust
Series FLT, 3.594%, 03/15/2011	75,000	75,089
Carmax Auto Owner Trust
Series 2008-1, 3.214%, 04/15/2011	500,000	500,014
Chase Credit Card Master Trust
Series A, 2.684%, 09/15/2011	650,000	648,453
Chase Issuance Trust
Series A, 3.609%, 05/15/2011	180,000	180,830
Series A, 5.071%, 07/15/2011	550,000	547,853
Series A, 2.964%, 01/15/2012	350,000	349,099
Citibank Credit Card Issuance Trust
Series 2003-A9, 5.288%, 11/20/2010	700,000	698,589
Series 2007-A5, 5.500%, 06/22/2012	300,000	307,298
Series 2007-A6, 5.350%, 07/12/2012	425,000	418,105
Continental Airlines Inc.
Series 2007-1, 5.983%, 10/19/2023	180,000	153,903
Daimler Chrysler Auto Trust
Series FLT, 3.254%, 03/08/2011	400,000	399,643
Daimler Chrysler Master Owner Trust
Series FLT, 4.394%, 12/15/2010	650,000	647,849
Delta Airlines Inc.
Series 2000-1, 7.570%, 05/18/2012	260,000	252,200
Discover Card Master Trust
Series A, 3.064%, 07/15/2012	500,000	498,375
Discover Card Master Trust I
Series A-1, 4.430%, 06/18/2013	575,000	561,387
MBNA Credit Card Master Note Trust
Series 2004-10A, 2.594%, 03/15/2012	400,000	397,617
Nissan Master Owner Trust Receivables
Series 2005-A, 2.544%, 07/15/2010	400,000	399,976
Southwest Airlines Co.
Series 2007-1, 6.150%, 02/01/2024	88,441	84,461
United Airlines, Inc.
Series A, 6.636%, 01/02/2024	82,689	73,180
Volkswagen Credit Auto Master Trust
Series FLT, 2.499%, 07/20/2010	525,000	524,818
TOTAL ASSET BACKED SECURITIES (Cost $9,157,384)		$9,095,770

	Principal
	Amount	Value
CORPORATE BONDS - 14.05%
Air Freight & Logistics - 0.08%
FedEx Corp.
5.500%, 08/15/2009	55,000	55,487
Airlines - 0.19%
Northwest Airlines, Inc.
7.027%, 11/01/2019	157,000	138,945
Automobiles - 0.16%
Daimler Finance North America LLC
4.875%, 06/15/2010	115,000	116,178
Beverages - 0.17%
Pepsico, Inc.
5.000%, 06/01/2018	125,000	121,784
Capital Markets - 1.50%
Bear Stearns Companies, Inc.
7.250%, 02/01/2018	85,000	90,582
Goldman Sachs Group, Inc.
6.450%, 05/01/2036	15,000	13,645
6.750%, 10/01/2037	510,000	479,996
Merrill Lynch & Co., Inc.
5.450%, 02/05/2013	210,000	199,005
6.110%, 01/29/2037	100,000	81,141
Morgan Stanley
6.625%, 04/01/2018	235,000	231,722
Total Capital Markets		1,096,091

Chemical Manufacturing - 0.23%
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/2038	170,000	168,420
Chemicals - 0.15%
Dow Chemical Co.
5.700%, 05/15/2018	110,000	108,395
Commercial Banks - 0.29%
HSBC Finance Corp.
4.125%, 11/16/2009	105,000	104,504
Wachovia Corp.
5.700%, 08/01/2013	110,000	108,925
Total Commercial Banks		213,429

Credit Intermediation and Related Activities - 1.63%
American Express Credit Corp.
5.875%, 05/02/2013	160,000	162,000
General Electric Capital Corp.
5.625%, 05/01/2018	780,000	771,957
PNC Bank NA
6.875%, 04/01/2018	250,000	254,639
Total Credit Intermediation and Related Activities		1,188,596

Diversified Financial Services - 2.28%
Bank Of America Corp.
5.750%, 12/01/2017	110,000	108,220
Citigroup, Inc.
5.500%, 04/11/2013	170,000	169,478
0.050%, 09/15/2014	390,000	365,392
6.125%, 11/21/2017	220,000	217,852
6.875%, 03/05/2038	70,000	68,772
General Electric Capital Corp.
5.875%, 01/14/2038	85,000	77,481
International Lease Finance Corp
5.625%, 09/15/2010	210,000	209,231
Jp Morgan Chase & Co.
4.750%, 05/01/2013	175,000	171,957
6.000%, 01/15/2018	75,000	74,338
6.400%, 05/15/2038	75,000	72,342
JP Morgan Chase Capital XV
5.875%, 03/15/2035	155,000	129,600
Total Diversified Financial Services		1,664,663

Diversified Telecommunication Services - 0.49%
At&t, Inc.
6.400%, 05/15/2038	55,000	53,625
Qwest Corp.
8.875%, 03/15/2012	140,000	147,350
Verizon Communications, Inc.
6.400%, 02/15/2038	160,000	156,816
Total Diversified Telecommunication Services		357,791

Electric Utilities - 0.41%
Commonwealth Edison Co.
5.800%, 03/15/2018	170,000	166,609
FirstEnergy Corp.
6.450%, 11/15/2011	130,000	134,121
Total Electric Utilities		300,730

Food Products - 0.11%
Kraft Foods, Inc.
6.125%, 02/01/2018	80,000	78,390
Funds, Trusts, and Other Financial Vehicles - 0.34%
Bank of America NA
6.100%, 06/15/2017	250,000	250,491
Health Care Providers & Services - 0.09%
UnitedHealth Group, Inc.
6.875%, 02/15/2038	70,000	67,174
Independent Power Producers & Energy Traders - 0.13%
Exelon Generation Co., LLC
6.200%, 10/01/2017	95,000	93,331
Insurance - 0.12%
Chubb Corp.
6.500%, 05/15/2038	90,000	88,765
Insurance Carriers and Related Activities - 0.07%
American International Group, Inc.
5.850%, 01/16/2018	55,000	53,156
Management of companies and Enterprises - 0.45%
Bank of America Corp.
5.650%, 05/01/2018	340,000	330,110
Media - 1.23%
Comcast Corp.
6.300%, 11/15/2017	225,000	228,637
6.400%, 05/15/2038	230,000	218,792
Time Warner Cable, Inc.
5.400%, 07/02/2012	300,000	296,451
Viacom, Inc.
6.750%, 10/05/2037	160,000	153,452
Total Media		897,332

Multiline Retail - 0.13%
Target Corp.
6.350%, 11/01/2032	100,000	96,520
Office Electronics - 0.12%
Xerox Corp.
5.500%, 05/15/2012	85,000	84,469
Oil and Gas Extraction - 0.10%
Pemex Project Funding Master Trust
5.750%, 03/01/2018 (a)	75,000	75,000
Oil, Gas & Consumable Fuels - 1.21%
DCP Midstream LLC
6.750%, 09/15/2037 (a)	45,000	42,735
Enbridge Energy Partners L P
7.500%, 04/15/2038	95,000	99,043
Enterprise Products Operating LP
6.300%, 09/15/2017	145,000	144,530
Kinder Morgan Energy Partners LP
5.950%, 02/15/2018	160,000	156,246
NGPL Pipe Co., LLC
6.514%, 12/15/2012	145,000	148,329
ONEOK Partners LP
6.850%, 10/15/2037	95,000	92,394
TEPPCO Partners LP
7.550%, 04/15/2038	75,000	77,952
XTO Energy, Inc.
6.750%, 08/01/2037	120,000	122,381
Total Oil, Gas & Consumable Fuels		883,610

Paper & Forest Products - 0.10%
International Paper Co.
8.700%, 06/15/2038	70,000	70,005
Road & Rail - 0.46%
Csx Corp.
7.450%, 04/01/2038	110,000	112,585
Erac USA Finance Co.
7.000%, 10/15/2037 (a)	170,000	144,614
Union Pacific Corp.
5.750%, 11/15/2017	75,000	74,432
Total Road & Rail		331,631

Securities, Commodity Contracts, and Other Financial Investm - 0.47%
Merrill Lynch & Co., Inc.
6.875%, 04/25/2018	345,000	338,800
Software - 0.21%
Oracle Corp.
6.500%, 04/15/2038	155,000	155,082
Telecommunications - 0.14%
Telecom Italia Capital SA
7.200%, 07/18/2036	105,000	101,056
Tobacco - 0.26%
Philip Morris International, Inc.
6.375%, 05/16/2038	190,000	185,287
Utilities - 0.50%
Entergy Gulf States Louisiana LLC
6.000%, 05/01/2018	120,000	116,710
Midamerican Energy Holdings Co.
5.750%, 04/01/2018	245,000	244,577
Total Utilities		361,287

Wireless Telecommunication Services - 0.23%
New Cingular Wireless Services Inc.
7.875%, 03/01/2011	155,000	166,152
TOTAL CORPORATE BONDS (Cost $10,417,105)		$10,238,157

	Principal
	Amount	Value
CREDIT-LINKED TRUST CERTIFICATES - 2.13%
CDX North America High Yield
7.625%, 06/29/2012 (a)	$11,100	$10,670
8.750%, 12/29/2012	495,000	479,531
8.875%, 06/29/2013	1,110,000	1,065,600
TOTAL FIXED INCOME SECURITIES (Cost $1,583,741)		$1,555,801

	Principal
	Amount	Value
FOREIGN BONDS - 2.33%
Bermuda - 0.11%
Weatherford International Ltd.
6.000%, 03/15/2018	$80,000	$80,199
Canada - 0.51%
Canadian Pacific Railway Co.
6.500%, 05/15/2018	135,000	134,486
EnCana Corp.
6.625%, 08/15/2037	125,000	125,032
Suncor Energy, Inc.
6.500%, 06/15/2038	120,000	116,577
Germany - 0.28%
Deutsche Bank AG
4.875%, 05/20/2013	205,000	203,070
Luxembourg - 0.13%
Arcelormittal Sa
6.125%, 06/01/2018	100,000	97,618
NetherLands - 0.18%
ING Bank NV
5.125%, 05/01/2015	135,000	129,956
United Kingdom - 1.12%
HBOS PLC
6.750%, 05/21/2018	405,000	395,770
HSBC Holdings PLC
6.500%, 09/15/2037	195,000	182,102
6.800%, 06/01/2038	140,000	134,391
Barclays Bank PLC
5.450%, 09/12/2012	100,000	101,788
TOTAL FOREIGN GOVERNMENT BONDS (Cost $1,745,006)		$1,700,989

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 28.93%
Banc of America Commerical Mortgage Inc.
Series 2005-3, 4.501%, 07/10/2043	225,000	223,667
Series 2007-1, 5.451%, 01/15/2049	200,000	192,471
Banc of America Funding Corp.
Pool #2006-A, 5.892%, 02/20/2036	173,199	149,355
Bear Stearns Commerical Mortgage Securities
Series A-4, 5.331%, 02/11/2044	155,000	148,235
Credit Suisse Mortgage Capital Certificates
Series 2007-C3, 5.723%, 06/15/2039	200,000	196,673
Series 2006-C4, 4.771%, 09/15/2039	235,243	234,371
CS First Boston Mortgage Securities Corp.
Series 2004-C3, 5.113%, 07/15/2036	200,000	197,048
Series 2005-C2, 4.832%, 04/15/2037	200,000	192,500
Fannie Mae Pool
Pool #897512, 5.000%, 12/01/2021	1,838,986	1,831,723
Pool #937775, 5.000%, 06/01/2022	971,609	967,566
Pool #831922, 5.500%, 11/01/2036	200,000	198,862
Pool #917882, 5.000%, 05/01/2037	2,225,866	2,152,913
Pool #972296, 5.500%, 02/01/2038	505,372	502,340
Pool #974965, 5.000%, 04/01/2038	339,507	328,346
Freddie Mac
Pool #000TBA, 5.500%, 06/15/2038	6,200,000	6,158,342
Freddie Mac Gold Pool
Pool #A6-6691, 6.000%, 10/01/2037	1,214,709	1,234,752
Freddie Mac Non Gold Pool
Pool #1H-2617, 5.770%, 05/01/2036	794,138	815,928
Pool #1J-1346, 5.666%, 11/01/2036	238,548	244,086
Pool #1G-1509, 5.419%, 02/01/2037	244,188	248,984
GMAC Commercial Mortgage Securities, Inc.
Series 2001-C1, 6.465%, 04/15/2034	222,671	230,682
Greenwich Capital Commercial Funding Corp.
Series A-4, 5.736%, 12/10/2049	45,000	44,032
GS Mortgage Securities Corp. II
Series 2007-GG10, 5.778%, 08/10/2045	230,000	230,090
Series 2007-GG10, 5.799%, 08/10/2045	540,000	534,066
Jp Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CIBC18, 5.440%, 06/12/2047	225,000	216,360
Series 2007-CIBC20, 5.794%, 02/12/2051	200,000	196,420
Series 2007-LDP12, 5.882%, 02/15/2051	200,000	197,633
Jp Morgan Mortgage Trust
Pool #2005A3, 4.909%, 06/25/2035	170,164	168,797
Merrill Lynch Mortgage Investors Inc.
Pool #2006A1, 5.855%, 03/25/2036	170,173	136,122
Merrill Lynch Mortgage Trust
Series 2002-MW1, 5.619%, 07/12/2034	315,000	318,876
Merrill Lynch/Countrywide Commerical Mortgage Trust
Series 2007-8, 5.957%, 08/12/2049	100,000	99,948
Morgan Stanley Capital I
Series A-3, 4.850%, 06/13/2041	870,000	870,373
Series A-5, 4.780%, 12/13/2041	200,000	192,675
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, 5.741%, 06/15/2049	175,000	171,783
Series 2005-C19, 4.516%, 05/15/2044	225,000	223,676
Series 2005-C19, 4.661%, 05/15/2044	870,000	844,250
Series 2007-C31, 5.509%, 04/15/2047	200,000	192,831
TOTAL MORTGAGE BACKED SECURITIES (Cost $21,071,455)		$21,086,776

	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 29.13%
Fannie Mae
Pool #000TBA, 5.000%, 06/01/2022	180,000	179,016
000TBA, 5.500%, 06/01/2037	7,000,000	6,950,783
5.000%, 06/12/2038	3,820,000	3,690,479
6.000%, 06/12/2038	2,190,000	2,221,823
Federal Home Loan Banks
4.500%, 10/09/2009	580,000	591,793
5.500%, 07/15/2036	5,000	5,186
Federal National Mortgage Association
4.750%, 11/19/2012	430,000	443,848
Ginnie Mae I pool
Pool #781746X, 5.000%, 05/15/2034	3,458,250	3,382,085
Pool #782248X, 5.500%, 10/15/2034	2,028,117	2,033,225
Ginnie Mae II pool
Pool #004028M, 6.000%, 09/20/2037	1,697,103	1,729,467
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $21,420,186)		$21,227,705

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 18.05%

U.S. Treasury Note/Bonds
2.125%, 04/30/2010	1,945,000	1,928,135
4.500%, 11/30/2011	550,000	575,223
4.250%, 09/30/2012	2,800,000	2,908,940
3.875%, 10/31/2012	1,025,000	1,049,024
3.375%, 11/30/2012	950,000	951,485
3.875%, 02/15/2013	75,000	76,594
3.125%, 04/30/2013	345,000	340,795
4.750%, 08/15/2017	1,425,000	1,500,036
3.875%, 05/15/2018	730,000	720,020
5.250%, 02/15/2029	25,000	26,643
U.S. Treasury Inflation Indexed Bonds
1.625%, 01/15/2018	1,976,782	1,992,227
2.375%, 01/15/2027	1,042,652	1,084,847
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,087,580)		$13,153,969

	Shares	Value
COMMON STOCKS - 0.12%

Merrill Lynch & Co., Inc.
6.220%, 09/15/2026	100,000	85,326
TOTAL COMMON STOCKS (Cost $83,050)		$85,326

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 17.42%
AIM STIT Treasury Portfolio
4.810%, 01/01/2020 (b)	2,585,673	2,585,673
Citigroup Funding Inc
0.000% Coupon, 2.425% Effective Yield, 07/18/2008 (b)	3,700,000	3,688,407
Fidelity Institutional Money Market Funds - Government Portfolio
2.210%, 12/31/2031 (b)	3,627,029	3,627,029
First American Government Obligations Fund
1.920%, 12/31/2031 (b)	1,795,235	1,795,235
General Electric Capital Corp.
0.000% Coupon, 2.492% Effective Yield, 06/27/2008 (b)	1,000,000	998,230
TOTAL SHORT TERM INVESTMENTS (Cost $12,694,574)		$12,694,574

Total Investments (Cost $91,260,083) - 124.64%		90,839,067
Liabilities in Excess of Other Assets - (24.64)%		(17,958,036)
TOTAL NET ASSETS - 100.00%		$72,881,031

Percentages are stated as a percent of net assets.

(a)	Restricted
(b)	Variable Rate

The cost basis of investments for federal income tax purposes at May 31, 2008 was as follows*:

Cost of investments	$91,260,083
Gross unrealized appreciation	473,045
Gross unrealized depreciation	(881,678)
Net unrealized depreciation	$(408,633)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

PMC Core Fixed Income Fund
Schedule of Open Futures Contracts
May 31, 2008 (Unaudited)
	Number			Unrealized
	of Contracts	Contract	Settlement	Appreciation
Description	Sold Short	Value	Month	Depreciation
U.S. 2 Year Note Future	10	1,099,275	Sept. 2008	(4,606)
U.S. 5 Year Note Future	11	1,248,500	Sept. 2008	15,105
Total Futures Contracts Written		$2,347,775		$10,499

	Number			Unrealized
	of Contracts	Contract	Settlement	Appreciation
Description	Purchased	Value	Month	Depreciation
U.S. 2 Year Note Future	6	1,053,125	Sept. 2008	1,884
Total Futures Contracts Purchased		$1,053,125		$1,884

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By      /s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date     7/25/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By      /s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date     7/25/2008